Earnings (Loss) Per Share (Weighted-Average Basic And Diluted Shares Outstanding) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Earnings (Loss) Per Share [Abstract]
Net income (loss)	$ 175		$ 20		$ (100)		$ 93		$ (174)		$ 115		$ 59		$ 195		$ 188		$ 195		$ (443)
Less: net income attributable to noncontrolling interests																	139		143		61
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 142		$ (16)		$ (136)		$ 59		$ (209)		$ 76		$ 24		$ 161		$ 49		$ 52		$ (504)
Basic per common share:
Net income (loss)																	$ 0.38		$ 0.40		$ (0.98)
Less: net income attributable to noncontrolling interests																	$ 0.28		$ 0.29		$ 0.14
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 0.29		$ (0.03)		$ (0.28)		$ 0.12		$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[1]	$ 0.11	[1]	$ (1.12)	[1]
Diluted per common share:
Net income (loss)																	$ 0.38		$ 0.40		$ (0.98)
Less: net income attributable to noncontrolling interests																	$ 0.28		$ 0.29		$ 0.14
Net income (loss) available to Genworth Financial, Inc.'s common stockholders	$ 0.29		$ (0.03)		$ (0.28)		$ 0.12		$ (0.43)		$ 0.15		$ 0.05		$ 0.33		$ 0.10	[1]	$ 0.11	[1]	$ (1.12)	[1]
Weighted-average shares used in basic earnings per common share calculations	490.9		490.8		490.6		490.1		489.6		489.5		489.1		488.8		490.6		489.3		451.1
Stock options, restricted stock units and stock appreciation rights																	2.9		4.6
Weighted-average shares used in diluted earnings per common share calculations	492.7	[2]	490.8	[2]	490.6	[2]	494.4	[2]	489.6	[3]	493.9	[3]	494.2	[3]	493.5	[3]	493.5	[4]	493.9	[4]	451.1	[4]
Stock appreciation rights ("SARs")			1.7		3.7				4.4												1.9
Dilutive potential common shares			492.5		494.3				494.0												453.0

[1]	May not total due to whole number calculation.
[2]	As a result of our net loss for the three months ended June 30, 2011 and September 30, 2011, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 3.7 million and 1.7 million, respectively, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.3 million and 492.5 million, respectively, for the three months ended June 30, 2011 and September 30, 2011.
[3]	As a result of our net loss for the three months ended December 31, 2010, we were required under applicable accounting guidance, to use basic weighted-average common shares outstanding in the calculation of the diluted loss per share, as the inclusion of shares for stock options, RSUs and SARs of 4.4 million, would have been antidilutive to the calculation. If we had not incurred a net loss, dilutive potential common shares would have been 494.0 million for the three months ended December 31, 2010.
[4]	Under applicable accounting guidance, companies in a loss position are required to use basic weighted-average common shares outstanding in the calculation of diluted loss per share. Therefore, as a result of our net loss for the year ended December 31, 2009, we were required to use basic weighted-average common shares outstanding in the calculation of the 2009 diluted loss per share, as the inclusion of shares for stock options, restricted stock units ("RSUs") and stock appreciation rights ("SARs") of 1.9 million would have been antidilutive to the calculation. If we had not incurred a net loss in 2009, dilutive potential common shares would have been 453.0 million.